Post-Employment Benefits - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Weighted average remaining maturity of defined benefit obligations	7 years 7 months 13 days	9 years 11 months 23 days
Defined contribution plan expense	₩ 33,253	₩ 19,057	₩ 8,534